Significant Concentrations of Credit Risk	12 Months Ended
Mar. 31, 2018
Risks and Uncertainties [Abstract]
Significant Concentrations of Credit Risk

30. Significant Concentrations of Credit Risk

The Company and its subsidiaries have established various policies and procedures to manage credit exposure, including initial credit approval, credit limits, collateral and guarantee requirements, obtaining rights of offset and continuous oversight. The Company and its subsidiaries’ principal financial instrument portfolio consists of investment in direct financing leases which are secured by title to the leased assets and installment loans which are secured by assets specifically collateralized in relation to loan agreements. When deemed necessary, guarantees are also obtained. The value and adequacy of the collateral are continually monitored. Consequently, the risk of credit loss from counterparties’ failure to perform in connection with collateralized financing activities is believed to be minimal. The Company and its subsidiaries have access to collateral in case of bankruptcy and other losses. However, a significant decline in real estate markets could result in a decline in fair value of the collateral real estate below the mortgage setting amount, which would expose the Company and certain subsidiaries to unsecured credit risk.

At March 31, 2017 and 2018, no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets. With respect to the Company and its subsidiaries’ credit exposures on a geographic basis, ¥6,072 billion, or 75%, at March 31, 2017 and ¥6,166 billion, or 76%, at March 31, 2018 of the credit risks arising from all financial instruments are attributable to customers located in Japan. The largest concentration of credit risk outside of Japan is exposure attributable to obligors located in the Americas. The gross amount of such exposure is ¥965 billion and ¥821 billion as of March 31, 2017 and 2018, respectively.

The Company and its subsidiaries have transportation equipment such as automobile operations and aircraft. Transportation equipment is mainly recorded in investment in direct financing leases and operating leases. In connection with investment in direct financing leases and operating leases, the percentage of investment in transportation equipment to consolidated total assets is 11.4% and 11.8% as of March 31, 2017 and 2018, respectively.

The Company and its subsidiaries provide consumers with housing loans. In connection with installment loans, the percentage of housing loans to consolidated total assets is 11.4% and 12.3% as of March 31, 2017 and 2018, respectively.